Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue
Total Revenue	$ 1,022,533	$ 259,927	$ 3,421,495	$ 1,945,315
Cost of goods sold	145,387	137,124	1,461,210	1,137,193
Gross Profit	877,146	122,803	1,960,285	808,122
Operating expenses:
Research and development expenses	989,384	736,750	3,183,055	2,430,752
General and administrative expenses	779,729	335,998	2,220,811	1,835,147
Sales and marketing expenses	504,687	289,476	1,267,088	1,462,701
Total operating expenses	2,273,800	1,362,224	6,670,954	5,728,600
Net loss from operations before other income (expense)	(1,396,654)	(1,239,421)	(4,710,669)	(4,920,478)
Other income (expense)
Forgiveness of Paycheck Protection Program (PPP1) loan			548,885
Other income		10,000	10,000
Interest income	19,623	534	6,202	8,583
Interest expense		(48,437)	(180,641)	(81,455)
Loss on conversion of convertible notes	(279,730)		(515,464)
Legacy acquisition expense			(1,250,000)
Total other expense, net	(260,107)	(37,903)	(1,381,018)	(72,872)
Net Loss	$ (1,656,761)	$ (1,277,324)	$ (6,091,687)	$ (4,993,350)
Basic and diluted net loss per share	$ (0.17)	$ (0.18)	$ (0.84)	$ (0.72)
Weighted-average shares used to compute basic and diluted net loss per share	9,967,821	7,039,928	7,259,249	6,923,506
Software Sercices [Member]
Revenue
Total Revenue	$ 804,718	$ 187,652	$ 3,082,528	$ 1,777,447
Software License [Member]
Revenue
Total Revenue	$ 217,815	$ 72,275	$ 338,967	$ 167,868